TYPE 13F-HR

PERIOD 9/30/02

FILER

CIK  0000860488

CCC  $tiyjp6u

SUBMISSION-CONTACT

NAME S. ZMACH

PHONE 310-553-5830

Attached Documents Page (3)

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: September 30, 2002 Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.):  [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	"McKEE INVESTMENT MANAGEMENT CO., INC."

Address:  1801 Century Park East Suite 1101
"          Los Angeles, CA  90067"

Form 13F File Number:  28-2598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, "schedules, lists, and tables, are considered integral parts of" this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:     Barry P. Julien

Title:    President

Phone:    310-553-5830

"Signature, Place, and Date of Signing:"

"Barry P. Julien Los Angeles, California November 1, 2002"

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:
						UPDATE
Number of Other Included Managers: None

Form 13F Information Table Entry Total:  57

"Form 13F Information Table Value Total:  $94,557"

List of Other Included Managers:  None

FORM 13F INFORMATION TABLE
              Title of       Mkt Val   Shs/ SH/ Invt Other Voting Auth
Name of Issuer  Class CUSIP (x$1000) PR Amt PR Discr Mgrs Sole Sh None
American Elec Pwr COM 025537101  2669   93600 SH SOLE       0  0  93600
AES CORP          COM 00130H105   279  111160 SH SOLE       0  0 111160
Agere Class A     COM 00845V100     1     646 SH SOLE       0  0   646
Agere Class B     COM 00845V209    16  1 5873 SH SOLE       0  0  15873
Ameren Corp.      COM 023608102  4582  110000 SH SOLE       0  0 110000
Applied Materials COM 038222105   462   40000 SH SOLE       0  0  40000
Aquila Inc.       COM 918005109   369   90000 SH SOLE       0  0  90000
Avaya, Inc.       COM 053499109     1     833 SH SOLE       0  0    833
CINergy           COM 172474108  3772  120000 SH SOLE       0  0 120000
Celera Genomics   COM 038020202   127   16000 SH SOLE       0  0  16000
CenterPoint Engy  COM 15189T107   547   54600 SH SOLE       0  0  54600
CISCO Systems     COM 17275R102   419   40000 SH SOLE       0  0  40000
CMS Energy        COM 125986100   139   17200 SH SOLE   17200  0     0
Consolidated Edis COM 209115104  2614   65000 SH SOLE       0  0  65000
Constellation Eng COM 210371100   620   25000 SH SOLE       0  0  25000
DQE, Inc.         COM 23329J104  1350   90000 SH SOLE       0  0  90000
Dominion Res      COM 25746U109  3952   77900 SH SOLE   12900  0  65000
Duke Energy       COM 264399106  3147  160975 SH SOLE   28975  0 132000
Dynegy            COM 26816Q101    58   50000 SH SOLE       0  0  50000
EMC Corporation   COM 268648102   274   60000 SH SOLE       0  0  60000
Energy East Corp  COM 29266M109   745   37600 SH SOLE       0  0  37600
Entergy Corp.     COM 29364G103  3120   75000 SH SOLE       0  0  75000
Exelon Corp       COM 30161N101  5463  115000 SH SOLE   15000  0 100000
First Energy      COM 337932107  1495   50000 SH SOLE       0  0  50000
FPL Group Inc.    COM 302571104  1883   35000 SH SOLE       0  0  35000
Ford Motor Co     COM 345370860   269   27481 SH SOLE       0  0  27481
Genuine Parts Co  COM 372460105   766   25000 SH SOLE       0  0  25000
Gillette Company  COM 375766102   296   10000 SH SOLE       0  0  10000
Great Plains En   COM 391164100  1662   86800 SH SOLE       0  0  86800
Hawaiian Elect    COM 419870100  3233   75000 SH SOLE       0  0  75000
Lucent Technolog  COM 549463107    46   60000 SH SOLE       0  0  60000
MCI-WorldCom Gr   COM 98157D304     6   40000 SH SOLE       0  0  40000
Mirant            COM 549463107    88   39761 SH SOLE       0  0  39761
NiSOURCE          COM 65473P105  2585  150000 SH SOLE       0  0 150000
Northeast Utiliti COM 664397106   338   20000 SH SOLE       0  0  20000
PP&L Corporation  COM 69351T106   648   19903 SH SOLE       0  0  19903
Pinnacle West Cap COM 723484101    22     800 SH SOLE       0  0    800
Progress Energy   COM 743263105  3112   76150 SH SOLE   16150  0  60000
Public Svc Enterp COM 744573106  1790   58690 SH SOLE   13960  0  45000
Philip Morris Cos COM 718154107  5238  135000 SH SOLE       0  0 135000
Qwest Commun      COM 749121109   322  141278 SH SOLE       0  0 141278
Reliant Resources COM 75952B105    75   43057 SH SOLE       0  0  43057
SCANA Corp        COM 805898103   493   18931 SH SOLE       0  0  18931
Sempra Energy     COM 816851109  1867   95000 SH SOLE       0  0  95000
Southern Company  COM 842587107  4317  150000 SH SOLE       0  0 150000
Sun Microsystems  COM 866810104   259  100000 SH SOLE       0  0 100000
TECO Energy       COM 872375100  2304  145095 SH SOLE   27095  01180000
TXU Corp          COM 882848104  3907   71675 SH SOLE   12925  0  60000
Texas Instruments COM 882508104   237   10000 SH SOLE       0  0  10000
Unisource Energy  COM 909205106    60    3200 SH SOLE       0  0   3200
Vectren Corp      COM 92240G101   446   17771 SH SOLE       0  0  17771
Verizon Commun    COM 92343V104   490   12200 SH SOLE       0  0  12200
Visteon           COM 92839U107    19    1309 SH SOLE       0  0   1309
Wisconsin Energy  COM 976657106  3538  140000 SH SOLE       0  0 140000
WPS Resources     COM 92931B106  2042   50000 SH SOLE       0  0  50000
Xcel Energy       COM 98389B100  2812  167700 SH SOLE   27700  0 140000


AGGREGATE TOTAL                78548   3544438

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